SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05531
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BABSON CAPITAL PARTICIPATION INVESTORS
(Exact name of registrant as specified in charter)
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1500 Main Street
P.O. Box 15189
Springfield, MA 01115-5189
(Address of principal executive offices) (Zip code)
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Christopher A. DeFrancis, Vice President, Secretary and Chief Legal Officer
1500 Main Street, Suite 2800, Springfield, MA 01115-5189
(name and address of agent for service)
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Registrant's telephone number, including area code:
413-226-1000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 - June 30, 2015

Item 1.  Proxy Voting Record.

NORTEK, INC.

Ticker: NTK	Security ID: 656559309
Meeting Date: April 28, 2015	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Election of Directors
	i. Michael J. Clarke	For	For	Management
	ii. Daniel C. Lukas	For	For	Management
	iii. Bennett Rosenthal	For	For	Management
2.	Ratify Appointment of Independent Auditors	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Babson Capital Participation Investors

By:	/s/ Michael L. Klofas
Michael L. Klofas, President

Date:	August 29, 2015